Fixed assets, net (Details Narrative) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Net of accumulated depreciation	€ 87,800	€ 87,800
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Net of accumulated depreciation	€ 53,144	€ 87,800